UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices) (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2018

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small
business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-
Q,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-
Q
unless the Form displays a currently valid Office of Management and
Budget
("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing
the burden to the Secretary, Securities and Exchange Commission, 450
Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection
of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
October 31, 2018
(unaudited)

			Market
Common Stocks 93.42%		Shares	Value

Drug Manufacturers 28.58%

GW Pharmaceuticals Plc*		520	71,495
AbbVie Inc.		420	32,697
Merck & Company Inc. (new)		640	47,111
Bausch Health Companies Inc.*		935	21,393
CV Sciences Inc.*		11,260	56,300
Medical Marijuana Inc.*		34,720	2,878
EVIO Inc.*		1,221	720
	-	----------------------
			232,594

Biotechnologies 9.28%

Cara Therapeutics Inc.*		2,265	42,446
Corbus Pharmaceutical Holdings*		3,080	20,513
Nemus Bio Science Inc.*		21,255	8,289
GB Sciences*		17,260	4,248
	-	----------------------
		75,496

Medical Devices 8.45%

Abbot Laboratories		740	51,016
Canna Bix Technologies, Inc.*		12,890	17,788
	-	----------------------
		68,804

Application Soaftware 6.91%

Microsoft Corporation		510	54,473
MassRoot Inc.*		15,110	1,775
	-	----------------------
		56,248

Agriculture 5.17%

Scotts Miracle-Gro Company (The)	630	42,046
-----------------------
	42,046

Real Estate Services 5.04%

Innovative Industrial Properties, Inc.	1,000	44,990
-----------------------
	44,990

Packaging and Containers 4.97%

KushCo Holdings Inc.*	7,670	40,421
-----------------------
	40,421

Industrial Products 3.90%

Vestas Wind Systems A/S ASRL	1,525	31,712
-----------------------
	31,712

Publishing 3.48%

Freedom Leaf Inc.*	104,840	28,307
-----------------------
	28,307

Consumer Packaging Goods 3.22%

Lexaria Bioscience Corp.*	17,390	22,433
Charlottes Web Holdings*	390	3,739
-----------------------
	26,172

Retail - Apparel & Specialty 2.41%

Leafbuyer Technologies Inc.*	13,400	12,328
Aerogrow Intl Inc.*	3,100	7,254
-----------------------
	19,582

ETF 2.10%

ETFMG Alternative Harvest	550	17,061
-----------------------
	17,061

Business Services 1.95%

Americann Inc.*		2,875	7,354
Canna Grow Holdings, Inc.*		8,260	7,104
Medicine Man Technologies Inc.*		860	1,410
	-	----------------------
			15,868

Medical Diagnostics & Research 1.68%

Cannabis Science Inc.*		347,210	13,715
	-	----------------------
		13,715

Online Media 1.28%

ChineseInvestors.com Inc.*		17,210	10,413
	-	----------------------
			10,413

Personal Services 1.24%

Cannabis Sativa Inc.*		2,300	10,097
	-	----------------------
			10,097

Tobacco 0.96%

MCIG Inc.*		33,960	7,777
	-	----------------------
			7,777

Computer Hardware 0.86%

Generation Alpha Inc*		13,930	6,966
	-	----------------------
			6,966

Farm and Constuction Equipment		0.63%

Surna Inc.*		45,880	5,120
	-	----------------------
			5,120

Industrial Distribution 0.54%

GrowGeneration Corp.*		1,300	4,381
	-	----------------------
			4,381

Forest Products 0.53%

Sugarmade Inc.*		42,860	4,329
	-	----------------------
			4,329

Conglomerates 0.15%

Axim Biotechnologies Inc.*		820	1,255
	-	----------------------
			1,255

Consulting & Outsourcing 0.13%

Blue Line Protection Group*		313,020	1,064
	-	----------------------
			1,064

Total Value Common Stocks (cost 663,296)	93.42%		760,418

Cash and Recevable, less liabilities	6.58%		53,554
-	----------------------

Total Net Assets	100.00%		813,972
	=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities			214,707
Gross Unrealized depreciation on investment securities			(117,583)
		-	------------
Net Unrealized depreciation on investment securities			97,124

Cost of investment securities for federal income tax
purposes			663,296

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest
rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information
available.

The availability of observable inputs can vary from security to security
and
is affected by a wide variety of factors, including, for example, the type
of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular
to the security. To the extent that valuation is based on models or inputs
that are less observable or unobservable in the market, the determination of
fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized
in level 3.
The inputs used to measure fair value may fall into different levels of the
fair value hierarchy. In such cases, for disclosure purposes, the level in
the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Equity Level 1 Level 2 Level 3 Total
Common Stock $760,418 $0 $0 $760,418

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act

(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report
to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
December 7, 2018